Summary of Deposit Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Noninterest-bearing demand deposit	$ 220,877	$ 201,598
Interest-bearing accounts: [Abstract]
Business checking	737	1,021
NOW and money market accounts	506,901	457,708
Savings accounts	32,062	34,590
Certificates of deposit	447,470	435,768
Total interest-bearing accounts	987,170	929,087
Total deposits	1,208,047	1,130,685
Brokered deposits	24,300	$ 25,500
Time Deposits At Or Above FDIC Insurance Limit	$ 88,900